Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Options Outstanding, Beginning	10,979,634	7,340,182	7,465,638	5,067,138
Options Granted	0	5,851,696	3,300,000	2,705,000
Options Forfeited		0	0	270,000
Options Expired		0	0	36,500
Options Forfeited or expired	440,778	(912,250)	(2,848,704)	0
Options Exercised	85,701	(1,299,994)	(576,752)	0
Options Outstanding, Ending	10,453,155	10,979,634	7,340,182	7,465,638
Options Exercisable	10,369,405	10,807,134
Weighted Average Exercise Price Outstanding, Beginning	$ 0.257	$ 0.46	$ 0.49	$ 0.44
Weighted Average Exercise Price per Share Granted	$ 0	$ 0.001	$ 0.28	$ 0.63
Weighted Average Exercise Price per Share Forfeited		$ 0	$ 0	$ 0.92
Weighted Average Exercise Price per Share Expired		$ 0	$ 0	$ 0.63
Weighted Average Exercise Price per Share Forfeited or expired	$ 0.736	$ 0.65	$ 0.41	$ 0
Weighted Average Exercise Price per Share Exercised	$ 0.001	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Outstanding, Ending	$ 0.239	$ 0.257	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share Exercisable	$ 0.236	$ 0.25
Aggregate Intrinsic Value Outstanding, Beginning	$ 468,635
Cash Received for Exercise of Stock Options	3,342	119,214	166,681	0
Aggregate Intrinsic Value Outstanding, Ending	220,359	468,635
Options Aggregate Intrinsic Value	$ 220,359	$ 468,635